FINANCIAL INSTRUMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments Not Carried at Fair Value
Receivables	$ 12,789,027	$ 12,183,281
Long-term debt	8,193,039	8,345,588
Carrying Amount
Financial Instruments Not Carried at Fair Value
Receivables	12,789,027	12,183,281
Long-term debt	8,193,039	8,345,588
Estimated Fair Value
Financial Instruments Not Carried at Fair Value
Receivables	12,854,705	12,216,915
Long-term debt	$ 8,195,209	$ 8,457,438